Selling expenses - Schedule of selling expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of selling expenses [Abstract]
Transport	$ 114,587	$ 88,257	$ 33,006
Taxes, rates and contributions	28,344	24,960	14,908
Fees and compensation for services	26,070	15,481	10,490
Tax on bank account transactions	19,187	11,636	10,388
Allowances for expected credit losses (Note 16)	44	0	0
Total selling expenses	218,072	140,334	68,792
Sea freight	$ 29,840	$ 0	$ 0